Compensation Plans and Post-Employment Benefits - Expected Benefit Costs (Details) - Pension Plan $ in Millions	Nov. 30, 2021 USD ($)
UK Plan
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2022	$ 7
2023	7
2024	7
2025	7
2026	8
2027-2031	41
Estimated future benefit total	77
Foreign Plan
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2022	24
2023	22
2024	24
2025	27
2026	26
2027-2031	146
Estimated future benefit total	$ 269